Inventory - Schedule of Inventory (Details) (10-K) - USD ($)	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Inventory Disclosure [Abstract]
Raw materials and packaging components	$ 361,695	$ 394,306	$ 249,898
Finished goods	576,185	569,020	1,351,456
Consigned goods	641,780	641,780	246,196
Apparel	100,542	100,544
Less obsolescence allowance	(824,295)	(596,005)	(578,062)
Inventory	$ 855,907	$ 1,109,645	$ 1,269,488